Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2015
Loans Receivable [Abstract]
Major Components of Loans
The major components of loans in the balance sheets at December 31, 2015 and 2014 are below.

	2015	2014

Commercial and industrial	$51,930,870	$56,602,425
Real estate:
Construction and land development	9,669,380	10,061,249
Residential, 1-4 families	43,830,689	41,824,806
Residential, 5 or more families	1,155,535	1,109,586
Farmland	6,043,944	3,486,002
Nonfarm, nonresidential	82,595,636	74,275,793
Agricultural	1,609,150	675,474
Consumer, net of discounts of $16,079 in 2015 and $11,950 in 2014	4,532,179	4,997,023
	201,367,383	193,032,358
Net, deferred loan origination costs (fees)	164,420	71,378
	201,531,803	193,103,736
Allowance for loan losses	(3,626,908)	(3,554,664)
	$197,904,895	$189,549,072